Sales and marketing expenses	6 Months Ended
Jun. 30, 2022
Sales and marketing expenses
Sales and marketing expenses

13.            Sales and marketing expenses

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Consulting	$346,550	$92,599	$567,090	$179,599
Marketing	1,240,009	962,312	2,318,758	1,945,728
Salaries and benefits	1,331,530	1,102,999	2,983,601	1,834,954
Share-based compensation expense	89,831	92,219	54,809	363,035
	$3,007,920	$2,250,129	$5,924,258	$4,323,316